COLUMBIA COMMON STOCK FUND, INC.
                                COLUMBIA GROWTH FUND, INC.
                          COLUMBIA INTERNATIONAL STOCK FUND, INC.
                            COLUMBIA MID CAP GROWTH FUND, INC.
                           COLUMBIA SMALL CAP GROWTH FUND, INC.
                          COLUMBIA REAL ESTATE EQUITY FUND, INC.
                              COLUMBIA TECHNOLOGY FUND, INC.
                          COLUMBIA STRATEGIC INVESTOR FUND, INC.
                               COLUMBIA BALANCED FUND, INC.
                            COLUMBIA SHORT TERM BOND FUND, INC.
                        COLUMBIA FIXED INCOME SECURITIES FUND, INC.
                        COLUMBIA NATIONAL MUNICIPAL BOND FUND, INC.
                         COLUMBIA OREGON MUNICIPAL BOND FUND, INC.
                              COLUMBIA HIGH YIELD FUND, INC.
                               COLUMBIA DAILY INCOME COMPANY

     Supplement to Statement of Additional Information dated January 1, 2004

The following sections describing Directors and Officers under Management are revised. The other sections within the directors and officers paragraphs remain the same with the exception that all references to Joseph R. Palombo therein and within the Management section of the statement of additional information have been omitted.

Directors and Officers

DISINTERESTED DIRECTORS:

                                                                                              NUMBER OF
                                                                                             PORTFOLIOS
                                                      TERM OF                                  IN FUND           OTHER
                                  POSITION(S)       OFFICE AND          PRINCIPAL              COMPLEX       DIRECTORSHIPS
         NAME, ADDRESS             HELD WITH         LENGTH OF        OCCUPATION(S)          OVERSEEN BY        HELD BY
            AND AGE                  FUNDS         TIME SERVED*    DURING PAST 5 YEARS       DIRECTOR**        DIRECTOR
    ---------------------         ----------      -------------   --------------------       ----------     -----------
    Janet Langford                Director        Since           Private Investor since         124        None
    Kelly(1)                                      October 2003    March 2004 (formerly
    9534 W. Gull Lake Drive                                       Chief Administrative
    Richland, MI 49083-8530                                       Officer and Senior Vice
    (46 years old)                                                President, Kmart
                                                                  Holding Corporation
                                                                  (consumer goods) from
                                                                  September 2003 to March
                                                                  2004; Executive Vice
                                                                  President -- Corporate
                                                                  Development and
                                                                  Administration, General
                                                                  Counsel and Secretary,
                                                                  Kellogg Company (food
                                                                  manufacturer) from
                                                                  September 1999 to August
                                                                  2003;

                                                                                              NUMBER OF
                                                                                             PORTFOLIOS
                                                      TERM OF                                  IN FUND           OTHER
                                  POSITION(S)       OFFICE AND          PRINCIPAL              COMPLEX       DIRECTORSHIPS
         NAME, ADDRESS             HELD WITH         LENGTH OF        OCCUPATION(S)          OVERSEEN BY        HELD BY
            AND AGE                  FUNDS         TIME SERVED*    DURING PAST 5 YEARS       DIRECTOR**        DIRECTOR
    ---------------------         ----------      -------------   --------------------       -----------    -----------
    Janet Langford Kelly                                          Senior
    continued...                                                  Vice President,
                                                                  Secretary and General
                                                                  Counsel, Sara Lee
                                                                  Corporation (branded,
                                                                  packaged,
                                                                  consumer-products
                                                                  manufacturer) from
                                                                  January 1995 to
                                                                  September 1999).

OTHER PRINCIPAL OFFICERS:

                                            POSITION(S)
                                             HELD WITH           LENGTH OF TIME           PRINCIPAL OCCUPATION(S)
         NAME, ADDRESS AND AGE                 FUNDS                 SERVED                 DURING PAST 5 YEARS
    ------------------------------        -------------     -----------------------  --------------------------
    J. Kevin Connaughton                  Treasurer/        Since October 2003       President of the Liberty Funds and
    One Financial Center                  President                                  SteinRoe Funds since March 2004;
    Boston, MA 02111                                                                 Treasurer of Liberty Funds, All-Star
    (39 years old)                                                                   Funds and Stein Roe Funds since
                                                                                     December 2000; Treasurer of Galaxy
                                                                                     Funds since September 2002; Vice
                                                                                     President of the Advisor since April
                                                                                     2003; Chief Financial Officer of the
                                                                                     Funds since January 2003; Treasurer,
                                                                                     Columbia Management Multi-Strategy
                                                                                     Hedge Fund, LLC since December 2002;
                                                                                     Prior to his current positions, Mr.
                                                                                     Connaughton was Controller of Liberty
                                                                                     Funds and All-Star Funds; Vice
                                                                                     President of Colonial Management
                                                                                     Associates, Inc.; and Senior Tax
                                                                                     Manager, Coopers & Lybrand LLP.


                                                                  March 31, 2004

COL-35/620R-0304